Going Concern	12 Months Ended
Dec. 31, 2016
Disclosure Text Block [Abstract]
Going Concern
3.	Going Concern

As of December 31, 2016, the Company had no vessels and related debt outstanding and had shareholders’ deficit of $18,584,463. Following the sale of vessels, the Company entered into commercial services agreement with a ship-owning company affiliated with Mr. Michael Bodouroglou which currently constitutes its revenue generating operations. General and administrative expenses are expected to exceed revenues from commercial services agreement over the next 12 months from the date of issuance of the financial statements, resulting in an operating cash deficit, which is expected to continue to affect, the Company’s ability to satisfy its obligations under the senior unsecured notes. As described in Note 7, the Company is in default under its senior unsecured notes obligations. Thus, as of December 31, 2016, the Company has classified its long-term debt, net of deferred financing costs, as current.

The Company’s existence is dependent upon its ability to convert the outstanding senior unsecured notes to shares of its Class A common shares through exchange agreements or exchange offers, as discussed in Note 7. If repayment of all of the Company’s indebtedness was accelerated as a result of its current event of default, the Company may not have sufficient funds at the time of acceleration to repay its indebtedness and it may not be able to find additional or alternative financing to refinance any such accelerated obligations on terms acceptable to the Company or on any terms, which could have a material adverse effect on its ability to continue as a going concern.

The above conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company is also exploring several alternatives aiming to manage its working capital requirements and other commitments, including additional bank debt, future equity or debt security offerings including convertible notes, as well as taking steps to further reduce and/or postpone overhead and administrative expenditures. The consolidated financial statements were prepared assuming that the Company will continue as a going concern. Therefore, the accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.